UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend Income Fund

Semiannual Report

August 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2017

Parametric Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	22

Important Notices	23

Parametric Dividend Income Fund

August 31, 2017

Performance1,2

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Alexander Paulsen, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	1.56%	9.98%	—	9.91%
Institutional Class at NAV	03/26/2014	03/26/2014	1.67	10.25	—	10.18
NASDAQ US Dividend Achievers™ Select Index	—	—	3.98%	11.72%	12.07%	9.09%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					2.16%	2.28%
Net					0.65	0.40

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Greif, Inc., Class A	0.6%

HealthSouth Corp.	0.6

AbbVie, Inc.	0.6

KAR Auction Services, Inc.	0.6

Vector Group, Ltd.	0.6

American Electric Power Co., Inc.	0.6

Clorox Co. (The)	0.6

Public Service Enterprise Group, Inc.	0.6

Eversource Energy	0.6

Aflac, Inc.	0.6

Total	6.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

August 31, 2017

Endnotes and Additional Disclosures

[1]

NASDAQ US Dividend Achievers™ Select Index is an unmanaged index of stocks with at least ten consecutive years of increasing regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Dividend Income Fund

August 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 – August 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,015.60	$3.30	**	0.65%
Institutional Class	$1,000.00	$1,016.70	$2.03	**	0.40%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.90	$3.31	**	0.65%
Institutional Class	$1,000.00	$1,023.20	$2.04	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Dividend Income Fund

August 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 2.2%
Boeing Co. (The)	536	$128,458
Lockheed Martin Corp.	406	123,988
Raytheon Co.	684	124,495
United Technologies Corp.	1,088	130,255

		$507,196

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	1,736	$122,614
United Parcel Service, Inc., Class B	1,079	123,394

		$246,008

Automobiles — 1.1%
Ford Motor Co.	11,589	$127,827
General Motors Co.	3,619	132,238

		$260,065

Banks — 2.7%
BB&T Corp.	2,761	$127,254
PacWest Bancorp	2,710	122,357
People’s United Financial, Inc.	7,456	124,515
U.S. Bancorp	2,461	126,126
Valley National Bancorp	11,120	124,433

		$624,685

Beverages — 1.7%
Coca-Cola Co. (The)	2,813	$128,132
Dr Pepper Snapple Group, Inc.	1,424	129,655
PepsiCo, Inc.	1,110	128,461

		$386,248

Biotechnology — 1.7%
AbbVie, Inc.	1,837	$138,326
Amgen, Inc.	742	131,905
Gilead Sciences, Inc.	1,533	128,328

		$398,559

Capital Markets — 1.7%
BGC Partners, Inc., Class A	10,183	$132,277
CME Group, Inc.	977	122,907
T. Rowe Price Group, Inc.	1,572	132,614

		$387,798

Security	Shares	Value

Chemicals — 5.5%
Air Products and Chemicals, Inc.	823	$119,640
CF Industries Holdings, Inc.	4,465	129,440
Dow Chemical Co. (The)	1,970	131,301
E.I. du Pont de Nemours & Co.	1,542	129,420
Eastman Chemical Co.	1,559	134,386
LyondellBasell Industries NV, Class A	1,394	126,282
Mosaic Co. (The)	6,399	127,852
Praxair, Inc.	978	128,646
RPM International, Inc.	2,481	121,495
Scotts Miracle-Gro Co. (The), Class A	1,353	129,333

		$1,277,795

Commercial Services & Supplies — 2.3%
Covanta Holding Corp.	8,989	$128,992
KAR Auction Services, Inc.	3,056	137,795
Republic Services, Inc.	2,012	131,263
Waste Management, Inc.	1,730	133,400

		$531,450

Communications Equipment — 1.7%
Cisco Systems, Inc.	4,106	$132,254
Harris Corp.	1,018	125,112
Motorola Solutions, Inc.	1,423	125,395

		$382,761

Containers & Packaging — 4.0%
AptarGroup, Inc.	1,573	$131,518
Avery Dennison Corp.	1,407	132,624
Bemis Co., Inc.	3,044	129,705
Greif, Inc., Class A	2,304	139,277
International Paper Co.	2,365	127,402
Sonoco Products Co.	2,664	128,565
WestRock Co.	2,258	128,503

		$917,594

Distributors — 0.6%
Genuine Parts Co.	1,542	$127,724

		$127,724

Diversified Consumer Services — 0.6%
Service Corporation International	3,710	$131,111

		$131,111

5	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	3,319	$124,330
CenturyLink, Inc.	5,561	109,663
Verizon Communications, Inc.	2,700	129,519

		$363,512

Electric Utilities — 6.2%
American Electric Power Co., Inc.	1,837	$135,258
Duke Energy Corp.	1,524	133,045
Entergy Corp.	1,697	134,351
Eversource Energy	2,138	134,694
FirstEnergy Corp.	3,917	127,616
Great Plains Energy, Inc.	4,210	129,205
Hawaiian Electric Industries, Inc.	3,953	132,109
Pinnacle West Capital Corp.	1,375	123,709
PPL Corp.	3,390	133,024
Southern Co. (The)	2,725	131,508
Xcel Energy, Inc.	2,513	124,394

		$1,438,913

Electrical Equipment — 1.1%
Eaton Corp. PLC	1,650	$118,404
Emerson Electric Co.	2,174	128,353

		$246,757

Energy Equipment & Services — 2.6%
Baker Hughes a GE Co.	3,489	$118,277
Halliburton Co.	3,015	117,495
Helmerich & Payne, Inc.	2,974	125,919
Oceaneering International, Inc.	5,666	127,768
Schlumberger, Ltd.	1,892	120,161

		$609,620

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	846	$132,602
CVS Health Corp.	1,623	125,523
Sysco Corp.	2,478	130,516
Wal-Mart Stores, Inc.	1,622	126,630

		$515,271

Food Products — 3.2%
Archer-Daniels-Midland Co.	3,098	$128,009
B&G Foods, Inc.	4,124	125,782
Conagra Brands, Inc.	3,780	122,699
General Mills, Inc.	2,339	124,575

Security	Shares	Value

Food Products (continued)
Kellogg Co.	1,914	$125,291
Kraft Heinz Co. (The)	1,477	119,268

		$745,624

Gas Utilities — 0.5%
Spire, Inc.	1,638	$125,307

		$125,307

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,609	$132,903
Baxter International, Inc.	2,131	132,207
Becton, Dickinson and Co.	641	127,841
Medtronic PLC	1,535	123,752
Stryker Corp.	876	123,840

		$640,543

Health Care Providers & Services — 3.9%
Anthem, Inc.	630	$123,505
Cardinal Health, Inc.	1,907	128,646
HealthSouth Corp.	3,029	138,577
Owens & Minor, Inc.	4,571	127,714
Patterson Cos., Inc.	3,069	118,157
Quest Diagnostics, Inc.	1,182	128,070
UnitedHealth Group, Inc.	676	134,456

		$899,125

Hotels, Restaurants & Leisure — 2.8%
Cracker Barrel Old Country Store, Inc.	833	$123,834
Las Vegas Sands Corp.	2,112	131,388
McDonald’s Corp.	830	132,775
Six Flags Entertainment Corp.	2,232	121,800
Yum! Brands, Inc.	1,726	132,591

		$642,388

Household Durables — 1.6%
Garmin, Ltd.	2,522	$129,883
Leggett & Platt, Inc.	2,610	119,982
Tupperware Brands Corp.	2,144	124,073

		$373,938

Household Products — 2.3%
Clorox Co. (The)	975	$135,067
Colgate-Palmolive Co.	1,784	127,806

6	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	1,057	$130,317
Procter & Gamble Co. (The)	1,435	132,407

		$525,597

Industrial Conglomerates — 1.7%
3M Co.	648	$132,399
General Electric Co.	5,070	124,469
Honeywell International, Inc.	946	130,803

		$387,671

Insurance — 6.1%
Aflac, Inc.	1,630	$134,556
American Financial Group, Inc.	1,280	130,317
Arthur J. Gallagher & Co.	2,179	126,164
Axis Capital Holdings, Ltd.	2,026	122,046
Chubb, Ltd.	891	126,005
Cincinnati Financial Corp.	1,707	131,166
Everest Re Group, Ltd.	498	125,735
Marsh & McLennan Cos., Inc.	1,645	128,442
Old Republic International Corp.	6,801	129,831
Travelers Cos., Inc. (The)	1,018	123,361
Validus Holdings, Ltd.	2,444	122,567

		$1,400,190

IT Services — 4.4%
Accenture PLC, Class A	1,008	$131,806
Amdocs, Ltd.	1,930	125,045
Automatic Data Processing, Inc.	1,127	119,992
Broadridge Financial Solutions, Inc.	1,716	134,071
International Business Machines Corp.	897	128,298
Leidos Holdings, Inc.	2,173	126,729
Paychex, Inc.	2,241	127,804
Western Union Co.	6,587	124,626

		$1,018,371

Machinery — 1.7%
Caterpillar, Inc.	1,135	$133,351
Cummins, Inc.	774	123,360
Illinois Tool Works, Inc.	919	126,372

		$383,083

Media — 2.1%
Interpublic Group of Cos., Inc. (The)	5,990	$120,639
Omnicom Group, Inc.	1,641	118,776

Security	Shares	Value

Media (continued)
Regal Entertainment Group, Class A	8,604	$127,081
Walt Disney Co. (The)	1,177	119,112

		$485,608

Metals & Mining — 1.1%
Compass Minerals International, Inc.	1,873	$125,116
Kaiser Aluminum Corp.	1,371	132,055

		$257,171

Multi-Utilities — 4.4%
Ameren Corp.	2,115	$126,879
Avista Corp.	2,471	127,009
Centerpoint Energy, Inc.	4,215	124,848
Consolidated Edison, Inc.	1,571	132,388
Dominion Energy, Inc.	1,681	132,412
DTE Energy Co.	1,111	124,788
Public Service Enterprise Group, Inc.	2,878	134,806
WEC Energy Group, Inc.	1,900	123,918

		$1,027,048

Multiline Retail — 0.5%
Target Corp.	2,307	$125,801

		$125,801

Oil, Gas & Consumable Fuels — 8.1%
Andeavor	1,322	$132,398
Chevron Corp.	1,197	128,821
ConocoPhillips	2,859	124,824
EOG Resources, Inc.	1,357	115,331
Exxon Mobil Corp.	1,627	124,189
HollyFrontier Corp.	3,963	124,082
Kinder Morgan, Inc.	6,345	122,649
Marathon Petroleum Corp.	2,355	123,520
Occidental Petroleum Corp.	2,064	123,221
ONEOK, Inc.	2,293	124,189
Phillips 66	1,547	129,654
SemGroup Corp., Class A	4,785	122,974
Targa Resources Corp.	2,768	123,370
Valero Energy Corp.	1,941	132,182
Williams Cos., Inc. (The)	4,047	120,317

		$1,871,721

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Paper & Forest Products — 0.6%
Domtar Corp.	3,290	$133,048

		$133,048

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	2,097	$126,826
Eli Lilly & Co.	1,558	126,650
Johnson & Johnson	981	129,855
Merck & Co., Inc.	2,019	128,933
Pfizer, Inc.	3,905	132,458

		$644,722

Professional Services — 0.5%
Nielsen Holdings PLC	3,097	$120,318

		$120,318

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	3,665	$128,532
Maxim Integrated Products, Inc.	2,847	132,841
QUALCOMM, Inc.	2,448	127,957
Texas Instruments, Inc.	1,464	121,248

		$510,578

Software — 1.1%
CA, Inc.	3,783	$125,520
Microsoft Corp.	1,772	132,492

		$258,012

Specialty Retail — 1.1%
Home Depot, Inc. (The)	797	$119,446
Lowe’s Cos., Inc.	1,692	125,022

		$244,468

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	2,093	$131,587

		$131,587

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	10,011	$120,633

		$120,633

Tobacco — 1.7%
Altria Group, Inc.	1,934	$122,616
Philip Morris International, Inc.	1,093	127,804

Security	Shares	Value

Tobacco (continued)
Vector Group, Ltd.	6,363	$137,441

		$387,861

Trading Companies & Distributors — 0.5%
Watsco, Inc.	863	$127,172

		$127,172

Total Common Stocks (identified cost $21,875,379)		$22,940,652

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(1)	112,108	$112,130

Total Short-Term Investments (identified cost $112,125)		$112,130

Total Investments — 99.9% (identified cost $21,987,504)		$23,052,782

Other Assets, Less Liabilities — 0.1%		$26,279

Net Assets — 100.0%		$23,079,061

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017.

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2017
Unaffiliated investments, at value (identified cost, $21,875,379)	$22,940,652
Affiliated investment, at value (identified cost, $112,125)	112,130
Cash	213
Dividends receivable	67,215
Dividends receivable from affiliated investment	419
Receivable for investments sold	131,778
Receivable for Fund shares sold	12,271
Receivable from affiliates	9,183
Total assets	$23,273,861

Liabilities
Payable for investments purchased	$133,976
Payable for Fund shares redeemed	20,087
Payable to affiliates:
Investment adviser and administration fee	5,403
Distribution and service fees	812
Accrued expenses	34,522
Total liabilities	$194,800
Net Assets	$23,079,061

Sources of Net Assets
Paid-in capital	$21,709,861
Accumulated net realized gain	175,804
Accumulated undistributed net investment income	128,118
Net unrealized appreciation	1,065,278
Total	$23,079,061

Investor Class Shares
Net Assets	$3,810,577
Shares Outstanding	311,761
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.22

Institutional Class Shares
Net Assets	$19,268,484
Shares Outstanding	1,573,784
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.24

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Statement of Operations (Unaudited)

Six Months Ended August 31, 2017
Investment Income
Dividends (net of foreign taxes, $129)	$347,079
Dividends from affiliated investment	1,243
Total investment income	$348,322

Expenses
Investment adviser and administration fee	$29,284
Distribution and service fees
Investor Class	4,248
Trustees’ fees and expenses	790
Custodian fee	21,704
Transfer and dividend disbursing agent fees	5,385
Legal and accounting services	19,081
Printing and postage	6,353
Registration fees	17,184
Miscellaneous	5,344
Total expenses	$109,373
Deduct —
Allocation of expenses to affiliates	$66,079
Total expense reductions	$66,079

Net expenses	$43,294

Net investment income	$305,028

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$207,051
Investment transactions — affiliated investment	251
Net realized gain	$207,302
Change in unrealized appreciation (depreciation) —
Investments	$(139,097)
Investments — affiliated investment	(160)
Net change in unrealized appreciation (depreciation)	$(139,257)

Net realized and unrealized gain	$68,045

Net increase in net assets from operations	$373,073

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
From operations —
Net investment income	$305,028	$176,639
Net realized gain	207,302	20,463
Net change in unrealized appreciation (depreciation)	(139,257)	1,208,005
Net increase in net assets from operations	$373,073	$1,405,107
Distributions to shareholders —
From net investment income
Investor Class	$(38,672)	$(12,981)
Institutional Class	(196,173)	(120,440)
From net realized gain
Investor Class	—	(8,948)
Institutional Class	—	(27,001)
Total distributions to shareholders	$(234,845)	$(169,370)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$2,026,927	$2,289,405
Institutional Class	4,850,149	10,777,632
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	38,672	21,929
Institutional Class	195,434	147,441
Cost of shares redeemed
Investor Class	(732,988)	(76,452)
Institutional Class	(956,732)	(662,418)
Net increase in net assets from Fund share transactions	$5,421,462	$12,497,537

Net increase in net assets	$5,559,690	$13,733,274

Net Assets
At beginning of period	$17,519,371	$3,786,097
At end of period	$23,079,061	$17,519,371

Accumulated undistributed net investment income included in net assets
At end of period	$128,118	$57,935

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Financial Highlights

	Investor Class
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$12.170		$10.080	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.181		$0.275	$0.284	$0.230
Net realized and unrealized gain (loss)	0.007		2.114	(0.666)	1.143

Total income (loss) from operations	$0.188		$2.389	$(0.382)	$1.373

Less Distributions
From net investment income	$(0.138)		$(0.249)	$(0.301)	$(0.197)
From net realized gain	—		(0.050)	(0.167)	(0.246)

Total distributions	$(0.138)		$(0.299)	$(0.468)	$(0.443)

Net asset value — End of period	$12.220		$12.170	$10.080	$10.930

Total Return(3)(4)	1.56	%(5)	23.97%	(3.51)%	13.88	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,811		$2,450	$97	$22
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(6)	0.68%	0.85%	0.88	%(6)
Net investment income	2.96	%(6)	2.34%	2.77%	2.33	%(6)
Portfolio Turnover	26	%(5)	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.68%, 1.60%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2017, the years ended February 28, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Financial Highlights — continued

	Institutional Class
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017	Year Ended February 29, 2016	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$12.190		$10.090	$10.930	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.193		$0.310	$0.334	$0.249
Net realized and unrealized gain (loss)	0.008		2.108	(0.683)	1.143

Total income (loss) from operations	$0.201		$2.418	$(0.349)	$1.392

Less Distributions
From net investment income	$(0.151)		$(0.268)	$(0.324)	$(0.216)
From net realized gain	—		(0.050)	(0.167)	(0.246)

Total distributions	$(0.151)		$(0.318)	$(0.491)	$(0.462)

Net asset value — End of period	$12.240		$12.190	$10.090	$10.930

Total Return(3)(4)	1.67	%(5)	24.26%	(3.21)%	14.09	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,268		$15,070	$3,689	$3,426
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(6)	0.51%	0.60%	0.63	%(6)
Net investment income	3.15	%(6)	2.71%	3.21%	2.54	%(6)
Portfolio Turnover	26	%(5)	26%	31%	39	%(5)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.68%, 1.89%, 3.22% and 4.84% of average daily net assets for the six months ended August 31, 2017, the years ended February 28, 2017 and February 29, 2016 and the period ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

14

Parametric Dividend Income Fund

August 31, 2017

Notes to Financial Statements (Unaudited) — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to August 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,031,892

Gross unrealized appreciation	$1,754,748
Gross unrealized depreciation	(733,858)

Net unrealized appreciation	$1,020,890

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.30% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended August 31, 2017, the investment adviser and administration fee amounted to $29,284 or 0.30% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2018. Pursuant to this agreement, EVM and Parametric were allocated $66,079 in total of the Fund’s operating expenses for the six months ended August 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2017, EVM earned $139 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

15

Parametric Dividend Income Fund

August 31, 2017

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2017 amounted to $4,248 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,521,672 and $5,048,207, respectively, for the six months ended August 31, 2017.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017

Sales	167,774	196,341
Issued to shareholders electing to receive payments of distributions in Fund shares	3,193	1,872
Redemptions	(60,521)	(6,492)

Net increase	110,446	191,721

Institutional Class	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017

Sales	400,219	916,002
Issued to shareholders electing to receive payments of distributions in Fund shares	16,151	13,019
Redemptions	(79,317)	(58,060)

Net increase	337,053	870,961

At August 31, 2017, EVM owned 18.1% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2017.

16

Parametric Dividend Income Fund

August 31, 2017

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$22,940,652	*	$—	$—	$22,940,652
Short-Term Investments	—		112,130	—	112,130

Total Investments	$22,940,652		$112,130	$—	$23,052,782

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Parametric Dividend Income Fund

August 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Parametric Dividend Income Fund

August 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments to be held by the Fund. In particular, the Board considered the experience of the Sub-adviser’s investment professionals in employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio

19

Parametric Dividend Income Fund

August 31, 2017

Board of Trustees’ Contract Approval — continued

management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2016 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

20

Parametric Dividend Income Fund

August 31, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Parametric Dividend Income Fund

August 31, 2017

Officers and Trustees

Officers of Parametric Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Dividend Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105    8.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017